About These Statements - Deferred tax assets recognition (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Deferred tax assets		$ 2,658	$ 2,393
Long term bond rate		4.30%	3.20%
Louisiana LNG Gas Management LLC
Disclosure of credit risk exposure [line items]
Deferred tax assets		$ 182
North west shelf project
Disclosure of credit risk exposure [line items]
Deductible temporary differences for which no deferred tax asset is recognised		7,728	$ 7,490
Temporary Diferrence, Sangomar Project | Sangomar Project
Disclosure of credit risk exposure [line items]
Net deferred tax assets			342
Temporary difference pluto quarantined exploration expenditure
Disclosure of credit risk exposure [line items]
Deductible temporary differences for which no deferred tax asset is recognised		779	601
Temporary difference weatstone
Disclosure of credit risk exposure [line items]
Deductible temporary differences for which no deferred tax asset is recognised		776	795
USA Tax Consolidation Group 1 (TCG 1) | Unused tax losses and credits
Disclosure of credit risk exposure [line items]
Deferred tax assets		1,227	1,274
Unused tax losses for which no deferred tax asset recognised		320	366
USA Tax Consolidation Group 2 (TCG 2) | Unused tax losses and credits
Disclosure of credit risk exposure [line items]
Deferred tax assets		200	0
Unused tax losses for which no deferred tax asset recognised		150	343
Other than australia and the USA | Unused tax losses and credits
Disclosure of credit risk exposure [line items]
Deferred tax assets		396	410
Unused tax losses for which no deferred tax asset recognised		$ 663	$ 715
Pillar Two Legislation | Bottom of range
Disclosure of credit risk exposure [line items]
Average effective tax rate	15.00%